Related party transactions (Tables)	12 Months Ended
Sep. 30, 2023
Disclosure of transactions between related parties [abstract]
Disclosure of information about key management personnel compensation [Table Text Block]
	Year ended	Year ended	Year ended
	September 30,	September 30,	September 30,
	2023	2022	2021
Wages and benefits	$505,026	$641,338	$427,252
Consulting fees	628,264	529,529	180,000
Directors compensation	130,000	70,000	85,000
Share-based compensation	167,027	860,400	988,716
Total	$1,430,317	$2,101,267	$1,680,968